Cash flow information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information
Decrease in investments in associates and joint ventures through a decrease in borrowings	$ 199	$ 9	$ 9
Dividends distribution to non-controlling shareholders not yet paid	1,529	64	64
Increase in investments in associates and joint ventures through a decrease in trade and other receivables		49
Increase in intangible assets through an increase in trade and other payables		111
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	4	702
Increase in derivative financial instruments through a decrease in investments in financial assets		24
Payment of dividends through an increase in trade and other payables	8
Changes in non-controlling interest through a decrease in trade and other receivables	1,380
Increase in property, plant and equipment through an increase of trade and other payables	793
Increase in property, plant and equipment through an increase of borrowings	9		116
Increase in investment properties through an increase in trade and other payables	133
Increase in trade and other receivables through an increase in borrowings	109
Increase in trading properties through an increase in borrowings	2
Increase in investment properties through an increase in borrowings	27
Decrease in investment in associates and joint ventures through dividends receivables not yet paid	4
Decrease in investment in associates and joint ventures through an increase in assets held for sale	44
Increase in financial operations through a decrease in investments in associates and joint ventures	65
Decrease in investment in associates and joint ventures through an increase in trade and other receivables	7
Increase in investment properties through a decrease in property, plant and equipment			57
Increase in investment properties through an increase in trading properties			302
Increase in investments in financial assets through a decrease in trade and other receivables			71
Increase in investments in financial assets through an increase in trade and other payables			180
Increase in non-controlling interest through a decrease in derivative financial instruments			128
Increase in trading properties through a decrease in investment properties	10		317
Increase in trading properties through an increase in trade and other payables	62
Increase in trading properties through a decrease in trade and other receivables	31
Increase in investment properties through a decrease in trading properties	$ 353